Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

23.Subsequent Event

On March 16, 2022, the Company’s subsidiary NORI and Allseas entered into a non-binding term sheet which contemplates an upgrade of the PMTS into a commercial nodule collection system and commercial operation of this system in NORI Area D. The terms are subject to negotiation between NORI and Allseas and if successful, may result in amendments to the existing Strategic Alliance Agreement (Note 11).